HCM Defender 100 Index ETF
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2021
Shares		Fair Value
	COMMON STOCKS - 80.2%
	ADVERTISING & MARKETING - 0.2%
380	The Trade Desk, Inc. *	$ 247,631

	AUTOMOTIVE - 3.5%
8,750	Tesla, Inc. *	5,844,388

	BEVERAGES - 1.8%
6,710	Keurig Dr Pepper, Inc.	230,623
4,580	Monster Beverage Corporation *	417,192
16,768	PepsiCo, Inc.	2,371,834
		3,019,649
	BIOTECHNOLOGY & PHARMACEUTICALS - 3.2%
2,692	Alexion Pharmaceuticals, Inc. *	411,634
6,976	Amgen, Inc.	1,735,699
2,037	Biogen, Inc. *	569,851
15,446	Gilead Sciences, Inc.	998,275
2,230	Moderna, Inc. *	292,018
938	Regeneron Pharmaceuticals, Inc. *	443,805
1,371	Seagen, Inc. *	190,377
3,056	Vertex Pharmaceuticals, Inc. *	656,704
		5,298,363
	CABLE & SATELLITE - 2.8%
2,070	Charter Communications, Inc.*	1,277,231
55,096	Comcast Corporation	2,981,245
1,782	Liberty Broadband Corporation *	267,567
13,282	Sirius XM Holdings, Inc.	80,887
		4,606,930
	COMMERCIAL SUPPORT SERVICES - 0.2%
1,058	Cintas Corporation	361,106

	E-COMMERCE - DISCRETIONARY - 6.3%
2,921	Amazon.com, Inc.*	9,037,808
9,143	eBay, Inc.	559,917
548	MercadoLibre, Inc.	806,733
		10,404,458
	ELECTRIC UTILITIES - 0.7%
3,738	American Electric Power Company, Inc.	316,609
11,691	Exelon Corporation	511,364
6,276	Xcel Energy, Inc.	417,417
		1,245,390
	ENTERTAINMENT CONTENT - 0.8%
8,996	Activision Blizzard, Inc.	836,628
3,394	Electronic Arts, Inc.	459,446
		1,296,074
	FOOD - 0.8%
17,071	Mondelez International, Inc.	999,166
7,790	The Kraft Heinz Company	311,600
		1,310,766
HCM Defender 100 Index ETF
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2021
Shares		Fair Value
	INDUSTRIAL SUPPORT SERVICES - 0.2%
6,823	Fastenal Company	$ 343,060

	INTERNET MEDIA & SERVICES - 12.2%
1,863	Alphabet, Inc. - Class A*	3,842,475
1,861	Alphabet, Inc. - Class C*	3,849,720
3,282	Baidu, Inc. * - ADR	713,999
495	Booking Holdings, Inc. *	1,153,271
23,384	Facebook, Inc. *	6,887,290
1,828	Match Group, Inc. *	251,131
5,231	Netflix, Inc. *	2,728,803
913	Roku, Inc. *	297,428
6,372	Trip.com Group Limited. * - ADR	252,522
1,225	VeriSign, Inc. *	243,481
		20,220,120
	LEISURE FACILITIES & SERVICES - 1.2%
3,112	Marriott International, Inc.	460,918
14,056	Starbucks Corporation	1,535,899
		1,996,817
	LEISURE PRODUCTS - 0.2%
2,355	Peloton Interactive, Inc. *	264,796

	MEDICAL EQUIPMENT & DEVICES - 1.8%
863	Align Technology, Inc.*	467,340
1,052	DexCom, Inc.*	378,078
986	IDEXX Laboratories, Inc.*	482,460
1,762	Illumina, Inc.*	676,714
1,353	Intuitive Surgical, Inc.*	999,786
		3,004,378
	RETAIL - CONSUMER STAPLES - 1.6%
5,225	Costco Wholesale Corporation	1,841,708
2,866	Dollar Tree, Inc. *	328,042
8,922	Walgreens Boots Alliance, Inc.	489,818
		2,659,568
	RETAIL - DISCRETIONARY - 0.8%
1,440	Lululemon Athletica, Inc. *	441,662
900	O'Reilly Automotive, Inc. *	456,525
4,205	Ross Stores, Inc.	504,222
		1,402,409
	SEMICONDUCTORS - 13.0%
14,172	Advanced Micro Devices, Inc. *	1,112,502
4,362	Analog Devices, Inc.	676,459
10,832	Applied Materials, Inc.	1,447,155
4,685	Broadcom, Inc.	2,172,247
51,429	Intel Corporation	3,291,456
1,843	KLA Corporation	608,927
1,701	Lam Research Corporation	1,012,503
5,736	Marvell Technology Group Ltd.	280,949
3,174	Maxim Integrated Products, Inc.	290,008
2,789	Microchip Technology, Inc.	432,909
HCM Defender 100 Index ETF
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2021
Shares		Fair Value
	SEMICONDUCTORS (continued) - 13.0%
13,268	Micron Technology, Inc. *	$ 1,170,370
7,056	NVIDIA Corporation	3,767,410
3,290	NXP Semiconductors NV	662,409
13,549	QUALCOMM, Inc.	1,796,462
1,943	Skyworks Solutions, Inc.	356,502
11,224	Texas Instruments, Inc.	2,121,224
2,998	Xilinx, Inc.	371,452
		21,570,944
	SOFTWARE - 13.7%
5,716	Adobe, Inc. *	2,717,215
1,001	ANSYS, Inc. *	339,900
1,370	Atlassian Corporation PLC *	288,741
2,617	Autodesk, Inc. *	725,301
3,272	Cadence Design Systems, Inc. *	448,231
3,620	Cerner Corporation	260,206
749	Coupa Software, Inc. *	190,605
1,706	Crowdstrike Holdings, Inc. *	311,362
1,841	DocuSign, Inc.*	372,710
1,689	Fortinet, Inc.*	311,485
2,980	Intuit, Inc.	1,141,519
58,695	Microsoft Corporation	13,838,520
1,074	Okta, Inc. *	236,742
1,794	Splunk, Inc. *	243,051
1,770	Synopsys, Inc. *	438,571
1,985	Workday, Inc. *	493,134
1,391	Zoom Video Communications, Inc. *	446,914
		22,804,207
	TECHNOLOGY HARDWARE - 10.0%
116,456	Apple, Inc.	14,225,100
47,577	Cisco Systems, Inc.	2,460,207
		16,685,307
	TECHNOLOGY SERVICES - 3.8%
4,812	Automatic Data Processing, Inc.	906,918
6,572	Cognizant Technology Solutions Corporation	513,405
430	CoStar Group, Inc.*	353,413
6,664	Fiserv, Inc.*	793,283
3,859	Paychex, Inc.	378,259
14,047	PayPal Holdings, Inc.*	3,411,173
		6,356,451
	TELECOMMUNICATIONS - 0.3%
4,614	T-Mobile US, Inc. *	578,088

	TRANSPORTATION & LOGISTICS - 0.7%
9,304	CSX Corporation	897,092
1,212	Old Dominion Freight Line, Inc.	291,377
		1,188,469
	TRANSPORTATION EQUIPMENT - 0.2%
4,138	PACCAR, Inc.	384,503

HCM Defender 100 Index ETF
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2021
Shares		Fair Value
	WHOLESALE - DISCRETIONARY - 0.2%
2,433	Copart, Inc.*	$ 264,248

	TOTAL COMMON STOCKS (Cost $101,133,452)	133,358,120

	EXCHANGE TRADED FUNDS - 19.6%
	LARGE-CAP - 19.6%
39,770	ProShares Ultra QQQ	4,660,646
305,970	ProShares UltraPro QQQ	27,922,822
	TOTAL EXCHANGE TRADED FUNDS (Cost $19,455,562)	32,583,468

	TOTAL INVESTMENTS - 99.8% (Cost $120,589,014)	$ 165,941,588
	OTHER ASSETS LESS LIABILITIES - 0.2%	373,811
	NET ASSETS - 100.0%	$ 166,315,399

* Non-income producing security.
ADR - American Depositary Receipt
NV - Naamloze Vennootschap
PLC - Public Limited Company

HCM Defender 100 Index ETF
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2021

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update ASU 2013-08.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the mean of the current bid and asked prices on the day of valuation.  Short-term investments that mature in 60 days or less may be valued at amortized cost, provided such valuations represent fair value.

Exchange Traded Funds – The Fund may invest in exchange traded funds (“ETFs”).  ETFs are a type of fund bought and sold on a securities exchange.  An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. A Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities.  The risks of owning an ETF generally reflect the risks of owning the underlying securities in which it invests, although the lack of liquidity on an ETF could result in it being more volatile.  Additionally, ETFs have fees and expenses that reduce their value.

Valuation of Fund of Funds - The Fund may invest in portfolios of open-end or closed-end investment companies (the “underlying funds”).  Underlying open-end funds are valued at their respective net asset values as reported by such investment companies.  The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by each Funds Board of Trustees (the "Board") of the underlying funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share.  The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

Fair Valuation Process - As noted above, the fair value team is composed of one or more officers from each of the (i) Trust, (ii) administrator, and (iii) adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the adviser or sub-adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the adviser or sub-adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the adviser or sub-adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.
HCM Defender 100 Index ETF
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2021

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, price for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of March 31, 2021 for the Fund's assets and liabilities measured at fair value:

HCM Defender 100 Index Fund
Assets*	Level 1	Level 2	Level 3	Total
Common Stocks	$ 133,358,120	$ -	$ -	$ 133,358,120
Exchange Traded Funds	32,583,468	-	-	32,583,468
Total	$ 165,941,588	$ -	$ -	$ 165,941,588

There were no transfers into or out of Level 1 and Level 2 during the current period presented. It is the Fund’s policy to recognize transfers into or out of Level 1 and Level 2 at the end of the reporting period.
The Fund did not hold any Level 3 securities during the period.
*See Portfolio of Investments for industry clarification.

Aggregate Unrealized Appreciation and Depreciation - Tax Basis

Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
$ 120,589,014	$ 46,560,607	$ (1,208,033)	$ 45,352,574

HCM Defender 500 Index ETF
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2021
Shares		Fair Value
	COMMON STOCKS - 75.2%
	AEROSPACE & DEFENSE - 1.3%
932	General Dynamics Corporation	$ 169,214
796	L3Harris Technologies, Inc.	161,333
866	Lockheed Martin Corporation	319,987
544	Northrop Grumman Corporation	176,060
5,686	Raytheon Technologies Corporation	439,357
2,077	The Boeing Company *	529,053
196	TransDigm Group, Inc. *	115,232
		1,910,236
	APPAREL & TEXTILE PRODUCTS - 0.5%
4,532	NIKE, Inc.	602,257
1,226	VF Corp.	97,982
		700,239
	ASSET MANAGEMENT - 0.6%
396	BlackRock, Inc.	298,568
831	T Rowe Price Group, Inc.	142,600
2,459	The Blackstone Group, Inc.	183,269
4,449	The Charles Schwab Corporation	289,986
		914,423
	AUTOMOTIVE - 1.6%
14,379	Ford Motor Company *	176,143
4,606	General Motors Company	264,661
3,059	Tesla, Inc. *	2,043,198
		2,484,002
	BANKING - 3.3%
29,433	Bank of America Corporation	1,138,763
7,998	Citigroup, Inc.	581,854
627	First Republic Bank	104,552
11,153	JPMorgan Chase & Company	1,697,821
1,465	The PNC Financial Services Group, Inc.	256,976
5,069	Truist Financial Corporation	295,624
5,286	US Bancorp	292,369
14,640	Wells Fargo & Company	571,985
		4,939,944
	BEVERAGES - 1.2%
1,084	Brown-Forman Corporation	74,763
575	Constellation Brands, Inc.	131,100
1,378	Monster Beverage Corporation *	125,522
5,181	PepsiCo, Inc.	732,852
14,409	The Coca-Cola Company	759,498
		1,823,735
	BIOTECHNOLOGY & PHARMACEUTICAL - 4.5%
6,373	AbbVie, Inc.	689,686
827	Alexion Pharmaceuticals, Inc. *	126,457
2,154	Amgen, Inc.	535,937
604	Biogen, Inc. *	168,969
629	BioMarin Pharmaceutical, Inc. *	47,496
8,340	Bristol-Myers Squibb Company	526,504
3,086	Eli Lilly and Company	576,527
HCM Defender 500 Index ETF
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2021
Shares		Fair Value
	BIOTECHNOLOGY & PHARMACEUTICAL (continued) - 4.5%
4,780	Gilead Sciences, Inc.	$ 308,931
691	Incyte Corporation *	56,158
9,838	Johnson & Johnson	1,616,875
9,369	Merck & Company, Inc.	722,256
20,434	Pfizer, Inc.	740,324
285	Regeneron Pharmaceuticals, Inc. *	134,845
426	Seagen, Inc. *	59,154
946	Vertex Pharmaceuticals, Inc. *	203,286
2,536	Viatris, Inc. *	35,428
1,731	Zoetis, Inc.	272,598
		6,821,431
	CABLE & SATELLITE - 0.9%
636	Charter Communications, Inc.*	392,425
17,046	Comcast Corporation	922,359
546	Liberty Broadband Corporation *	81,982
		1,396,766
	CHEMICALS - 0.9%
813	Air Products & Chemicals, Inc.	228,729
2,750	Corteva, Inc.	128,205
2,782	Dow, Inc.	177,881
2,748	Dupont De Nemours, Inc.	212,365
955	Ecolab, Inc.	204,437
870	PPG Industries, Inc.	130,726
298	The Sherwin-Williams Company	219,927
		1,302,270
	COMMERCIAL SUPPORT SERVICES - 0.3%
312	Cintas Corporation	106,489
784	Republic Services, Inc.	77,890
1,588	Waste Management, Inc.	204,884
		389,263
	CONTAINERS & PACKAGING - 0.1%
1,207	Ball Corp.	102,281

	DIVERSIFIED INDUSTRIALS - 1.4%
2,157	3M Co.	415,611
1,517	Eaton Corp. PLC	209,771
2,248	Emerson Electric Company	202,815
32,290	General Electric Company	423,968
2,655	Honeywell International, Inc.	576,321
1,044	Illinois Tool Works, Inc.	231,267
		2,059,753
	E-COMMERCE DISCRETIONARY - 3.7%
1,764	Amazon.com, Inc.*	5,457,957
2,819	eBay, Inc.	172,636
		5,630,593
	ELECTRIC UTILITIES - 1.9%
898	Ameren Corporation	73,061
1,845	American Electric Power Company, Inc.	156,271
1,051	CMS Energy Corporation	64,342
HCM Defender 500 Index ETF
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2021
Shares		Fair Value
	ELECTRIC UTILITIES (continued) - 1.9%
1,238	Consolidated Edison, Inc.	$ 92,602
3,057	Dominion Energy, Inc.	232,210
708	DTE Energy Company	94,263
2,736	Duke Energy Corporation	264,106
1,356	Edison International	79,462
727	Entergy Corporation	72,315
1,231	Eversource Energy	106,592
3,606	Exelon Corporation	157,726
2,003	FirstEnergy Corporation	69,484
7,338	NextEra Energy, Inc.	554,826
2,849	PPL Corporation	82,165
1,866	Public Service Enterprise Group, Inc.	112,352
1,083	Sempra Energy	143,584
3,903	The Southern Company	242,610
1,163	WEC Energy Group, Inc.	108,845
1,932	Xcel Energy, Inc.	128,497
		2,835,313
	ELECTRICAL EQUIPMENT - 0.8%
826	AMETEK, Inc.	105,505
2,116	Amphenol Corporation	139,593
1,144	Fortive Corporation	80,812
2,841	Joshnson Controls International PLC	169,522
683	Keysight Technologies, Inc. *	97,942
1,675	Otis Worldwide Corporation	114,654
405	Rockwell Automation, Inc.	107,503
376	Roper Technologies, Inc.	151,656
1,224	TE Connectivity Ltd.	158,031
911	Trane Technologies PLC	150,825
		1,276,043
	ENTERTAINMENT CONTENT - 1.1%
2,771	Activision Blizzard, Inc.	257,703
1,048	Electronic Arts, Inc.	141,868
6,883	The Walt Disney Company *	1,270,051
		1,669,622
	FOOD - 0.6%
1,771	Conagra Brands, Inc.	66,590
2,267	General Mills, Inc.	139,012
949	Kellogg Company	60,072
884	McCormick & Company, Inc.	78,817
5,273	Mondelez International, Inc.	308,629
544	The Hershey Company	86,039
2,403	The Kraft Heinz Company	96,120
1,041	Tyson Foods, Inc.	77,346
		912,625
	GAS & WATER UTILITIES - 0.1%
654	American Water Works Co, Inc.	98,048

	HEALTHCARE FACILITIES & SERVICES - 2.0%
919	Anthem, Inc.	329,875
HCM Defender 500 Index ETF
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2021
Shares		Fair Value
	HEALTHCARE FACILITIES & SERVICES (continued) - 2.0%
2,064	Centene Corporation*	$ 131,910
1,342	Cigna Corporation	324,415
4,805	CVS Health Corporation	361,480
965	HCA Healthcare, Inc.	181,748
474	Humana, Inc.	198,724
657	IQVIA Holdings, Inc. *	126,893
603	McKesson Corporation	117,609
3,477	UnitedHealth Group, Inc.	1,293,687
		3,066,341
	HOME CONSTRUCTION - 0.1%
1,231	DR Horton, Inc.	109,707

	HOUSEHOLD PRODUCTS - 1.4%
894	Church & Dwight Company, Inc.	78,091
3,200	Colgate-Palmolive Company	252,256
1,250	Kimberly-Clark Corporation	173,812
453	The Clorox Company	87,375
743	The Estee Lauder Companies, Inc.	216,102
9,174	The Procter & Gamble Company	1,242,435
		2,050,071
	INDUSTRIAL SUPPORT SERVICES - 0.1%
2,095	Fastenal Co.	105,337

	INSTITUTIONAL FINANCIAL SERVICES - 1.0%
1,288	CME Group, Inc.	263,048
1,973	Intercontinental Exchange, Inc.	220,345
4,495	Morgan Stanley	349,082
1,241	State Street Corporation	104,256
3,028	The Bank of New York Mellon Corporation	143,194
1,218	The Goldman Sachs Group, Inc.	398,286
		1,478,211
	INSURANCE - 1.9%
2,493	Aflac, Inc.	127,592
3,118	American International Group, Inc.	144,083
5,046	Berkshire Hathaway, Inc. *	1,289,102
1,443	Chubb Ltd.	227,951
1,854	Marsh & McLennan Companies, Inc.	225,817
2,645	MetLife, Inc.	160,790
1,489	Prudential Financial, Inc.	135,648
1,154	The Allstate Corporation	132,595
2,128	The Progressive Corporation	203,458
937	The Travelers Companies, Inc.	140,925
454	Willis Towers Watson plc	103,912
		2,891,873
	INTERNET MEDIA & SERVICES - 6.0%
1,080	Alphabet, Inc. - Class A *	2,227,522
1,080	Alphabet, Inc. - Class C *	2,234,120
140	Booking Holdings, Inc.*	326,178
8,903	Facebook, Inc.*	2,622,201
HCM Defender 500 Index ETF
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2021
Shares		Fair Value
	INTERNET MEDIA & SERVICES (continued) - 6.0%
279	IAC/InterActiveCorporation *	$ 60,350
574	Match Group, Inc. *	78,856
1,615	Netflix, Inc.*	842,481
3,664	Snap, Inc.*	191,591
2,841	Twitter, Inc.*	180,773
4,103	Uber Technologies, Inc.*	223,655
370	VeriSign, Inc.*	73,541
		9,061,268
	LEISURE FACILITIES & SERVICES - 1.1%
100	Chipotle Mexican Grill, Inc.*	142,082
1,004	Hilton Worldwide Holdings, Inc. *	121,404
1,333	Las Vegas Sands Corporation	80,993
961	Marriott International, Inc. *	142,334
2,828	McDonald's Corporation	633,868
4,343	Starbucks Corporation	474,560
1,116	Yum! Brands, Inc.	120,729
		1,715,970
	MACHINERY - 0.8%
2,039	Caterpillar, Inc.	472,783
1,148	Deere & Company	429,513
476	Parker-Hannifin Corporation	150,145
554	Stanley Black & Decker, Inc.	110,617
		1,163,058
	MEDICAL EQUIPMENT & DEVICES - 3.2%
6,385	Abbott Laboratories	765,178
1,117	Agilent Technologies, Inc.	142,015
1,868	Baxter International, Inc.	157,547
985	Becton Dickinson and Company	239,503
5,123	Boston Scientific Corporation *	198,004
2,269	Danaher Corporation	510,707
313	DexCom, Inc. *	112,489
2,216	Edwards Lifesciences Corporation *	185,346
296	IDEXX Laboratories, Inc. *	144,836
539	Illumina, Inc. *	207,008
406	Intuitive Surgical, Inc. *	300,010
4,906	Medtronic PLC	579,546
86	Mettler-Toledo International, Inc. *	99,389
525	ResMed, Inc.	101,860
1,152	Stryker Corporation	280,604
1,429	Thermo Fisher Scientific, Inc.	652,167
736	Zimmer Biomet Holdings, Inc.	117,819
		4,794,028
	METALS & MINING - 0.1%
2,929	Newmont Goldcorp Corporation	176,531

	OIL & GAS PRODUCERS - 1.7%
6,921	Chevron Corporation	725,252
3,996	ConocoPhillips	211,668
2,186	EOG Resources, Inc.	158,551
HCM Defender 500 Index ETF
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2021
Shares		Fair Value
	OIL & GAS PRODUCERS (continued) - 1.7%
15,903	Exxon Mobil Corporation	$ 887,864
7,181	Kinder Morgan, Inc.	119,564
2,449	Marathon Petroleum Corporation	130,997
1,598	Phillips 66	130,301
4,590	The Williams Companies, Inc.	108,737
1,539	Valero Energy Corporation	110,192
		2,583,126
	OIL & GAS SERVICES & EQUIPMENT - 0.1%
5,199	Schlumberger Ltd.	141,361

	REAL ESTATE INVESTMENT TRUSTS - 1.5%
452	Alexandria Real Estate Equities, Inc.	74,264
1,638	American Tower Corporation	391,580
522	AvalonBay Communities, Inc.	96,314
1,541	Crown Castle International Corporation	265,252
952	Digital Realty Trust, Inc.	134,080
302	Equinix, Inc.	205,236
1,370	Equity Residential	98,133
229	Essex Property Trust, Inc.	62,251
2,735	Prologis, Inc.	289,910
556	Public Storage	137,199
1,241	Realty Income Corporation	78,803
390	SBA Communications Corporation	108,244
1,189	Simon Property Group, Inc.	135,273
1,545	Welltower, Inc.	110,668
		2,187,207
	RETAIL - CONSUMER STAPLES - 1.4%
1,601	Costco Wholesale Corporation	564,320
937	Dollar General Corporation	189,855
885	Dollar Tree, Inc. *	101,297
1,869	Target Corporation	370,193
2,799	The Kroger Company	100,736
2,753	Walgreens Boots Alliance, Inc.	151,140
5,179	Walmart, Inc.	703,464
		2,181,005
	RETAIL - DISCRETIONARY - 1.8%
86	AutoZone, Inc. *	120,770
833	Best Buy Company, Inc.	95,637
2,763	Lowe's Companies, Inc.	525,467
269	O'Reilly Automotive, Inc. *	136,450
1,289	Ross Stores, Inc.	154,564
4,576	The Home Depot, Inc.	1,396,824
4,119	The TJX Companies, Inc.	272,472
		2,702,184
	SEMICONDUCTORS - 4.2%
4,380	Advanced Micro Devices, Inc. *	343,830
1,334	Analog Devices, Inc.	206,877
3,344	Applied Materials, Inc.	446,758
1,442	Broadcom, Inc.	668,598
HCM Defender 500 Index ETF
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2021
Shares		Fair Value
	SEMICONDUCTORS (continued) - 4.2%
15,905	Intel Corporation	$ 1,017,920
557	KLA Corporation	184,033
523	Lam Research Corporation	311,311
2,416	Marvell Technology Group Ltd.	118,336
864	Microchip Technology, Inc.	134,110
4,091	Micron Technology, Inc. *	360,867
2,175	NVIDIA Corporation	1,161,298
4,186	QUALCOMM, Inc.	555,022
604	Skyworks Solutions, Inc.	110,822
3,410	Texas Instruments, Inc.	644,456
914	Xilinx, Inc.	113,245
		6,377,483
	SOFTWARE - 7.6%
1,757	Adobe, Inc. *	835,225
569	Akamai Technologies, Inc. *	57,981
300	ANSYS, Inc. *	101,868
803	Autodesk, Inc. *	222,551
993	Cadence Design Systems, Inc. *	136,031
1,120	Cerner Corporation	80,506
435	Citrix Systems, Inc.	61,057
573	DocuSign, Inc.*	116,004
520	Fortinet, Inc. *	95,898
909	Intuit, Inc.	348,202
29,883	Microsoft Corporation	7,045,515
383	Okta, Inc.*	84,425
7,510	Oracle Corporation	526,977
350	Palo Alto Networks, Inc. *	112,721
274	RingCentral, Inc.*	81,619
3,198	salesforce.com, Inc. *	677,560
681	ServiceNow, Inc. *	340,575
545	Splunk, Inc. *	73,837
542	Synopsys, Inc. *	134,297
477	Veeva Systems, Inc. *	124,611
612	Workday, Inc. *	152,039
427	Zoom Video Communications, Inc.*	137,191
		11,546,690
	SPECIALTY FINANCE - 0.3%
2,256	American Express Company	319,089
1,710	Capital One Financial Corporation	217,563
		536,652
	TECHNOLOGY HARDWARE - 5.7%
60,826	Apple, Inc.	7,429,896
14,711	Cisco Systems, Inc.	760,706
2,837	Corning, Inc.	123,438
5,388	HP, Inc.	171,069
635	Motorola Solutions, Inc.	119,412
		8,604,521
	TECHNOLOGY SERVICES - 4.9%
2,356	Accenture PLC	650,845
HCM Defender 500 Index ETF
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2021
Shares		Fair Value
	TECHNOLOGY SERVICES (continued) - 4.9%
1,484	Automatic Data Processing, Inc.	$ 279,689
1,990	Cognizant Technology Solutions Corporation	155,459
123	CoStar Group, Inc. *	101,092
432	Equifax, Inc.	78,248
2,252	Fidelity National Information Services, Inc.	316,654
2,061	Fiserv, Inc.*	245,341
298	FleetCor Technologies, Inc.*	80,052
1,078	Global Payments, Inc.	217,303
1,357	IHS Markit Ltd.	131,330
3,314	International Business Machines Corporation	441,624
119	MarketAxess Holdings, Inc.	59,252
3,239	Mastercard, Inc.	1,153,246
584	Moody's Corporation	174,388
287	MSCI, Inc.	120,333
1,187	Paychex, Inc.	116,350
4,341	PayPal Holdings, Inc. *	1,054,168
873	S&P Global, Inc.	308,056
1,257	Square, Inc. *	285,402
576	Verisk Analytics, Inc.	101,773
6,288	Visa, Inc.	1,331,358
		7,401,963
	TELECOMMUNICATIONS - 1.2%
26,690	AT&T, Inc.	807,906
1,441	T-Mobile US, Inc. *	180,543
15,491	Verizon Communications, Inc.	900,802
		1,889,251
	TOBACCO & CANNABIS - 0.6%
7,183	Altria Group, Inc.	367,482
5,917	Philip Morris International, Inc.	525,075
		892,557
	TRANSPORTATION & LOGISTICS - 1.2%
2,881	CSX Corporation	277,786
881	FedEx Corporation	250,239
948	Norfolk Southern Corporation	254,557
374	Old Dominion Freight Line, Inc.	89,913
2,517	Union Pacific Corporation	554,772
2,578	United Parcel Service, Inc.	438,234
		1,865,501
	TRANSPORTATION EQUIPMENT - 0.2%
544	Cummins, Inc.	140,956
1,274	PACCAR, Inc.	118,380
		259,336
	WHOLESALE - CONSUMER STAPLES - 0.2%
2,063	Archer-Daniels-Midland Company	117,591
1,907	Sysco Corporation	150,157
		267,748
	WHOLESALE - DISCRETIONARY- 0.1%
784	Copart, Inc.*	85,150

	TOTAL COMMON STOCKS (Cost $85,240,007)	113,400,717
HCM Defender 500 Index ETF
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2021
Shares		Fair Value
	EXCHANGE TRADED FUNDS - 24.8%
	LARGE-CAP - 24.8%
220,389	Direxion Daily S&P 500 Bull 3X	$ 18,722,046
207,631	ProShares UltraPro S&P 500	18,757,384
	TOTAL EXCHANGE TRADED FUNDS (Cost $17,441,206)	37,479,430

	TOTAL INVESTMENTS - 100.0% (Cost $102,681,213)	$ 150,880,147
	OTHER ASSETS LESS LIABILITIES - 0.0%	45,585
	NET ASSETS - 100.0%	$ 150,925,732

* Non-income producing security.
PLC - Public Limited Company

HCM Defender 500 Index ETF
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2021

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update ASU 2013-08.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the mean of the current bid and asked prices on the day of valuation.  Short-term investments that mature in 60 days or less may be valued at amortized cost, provided such valuations represent fair value.

Exchange Traded Funds – The Fund may invest in exchange traded funds (“ETFs”).  ETFs are a type of fund bought and sold on a securities exchange.  An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. A Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities.  The risks of owning an ETF generally reflect the risks of owning the underlying securities in which it invests, although the lack of liquidity on an ETF could result in it being more volatile.  Additionally, ETFs have fees and expenses that reduce their value.

Valuation of Fund of Funds - The Fund may invest in portfolios of open-end or closed-end investment companies (the “underlying funds”).  Underlying open-end funds are valued at their respective net asset values as reported by such investment companies.  The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by each Funds Board of Trustees (the "Board") of the underlying funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share.  The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

A Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued using the “fair value” procedures approved by the Board.  The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser.  The team may also enlist third party consultants such as an audit firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process - As noted above, the fair value team is composed of one or more officers from each of the (i) Trust, (ii) administrator, and (iii) adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the adviser or sub-adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the adviser or sub-adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the adviser or sub-adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, price for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of March 31, 2021 for the Fund's assets and liabilities measured at fair value:

HCM Defender 500 Index ETF
Assets*	Level 1	Level 2	Level 3	Total
Common Stocks	$ 113,400,717	$ -	$ -	$ 113,400,717
Exchange Traded Funds	37,479,430	-	-	37,479,430
Total	$ 150,880,147	$ -	$ -	$ 150,880,147

There were no transfers into or out of Level 1 and Level 2 during the current period presented. It is the Fund’s policy to recognize transfers into or out of Level 1 and Level 2 at the end of the reporting period.
The Fund did not hold any Level 3 securities during the period.
*See Portfolio of Investments for industry clarification.

Aggregate Unrealized Appreciation and Depreciation - Tax Basis

Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
$ 102,681,688	$ 48,560,253	$ (361,794)	$ 48,198,459